SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL
SHARE CAPITAL
Authorized
Preferred shares issuable in a series.
Unlimited number of common shares without par value.

	2017		2016
Issued Common shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,110,952	$4,671	1,094,668	$4,541
Issued for the acquisition of AOSP and other assets (note 7)	97,561	3,818	—	—
Issued upon exercise of stock options	14,256	466	16,284	559
Previously recognized liability on stock options exercised for common shares	—	154	—	117
Return of capital on PrairieSky Royalty Ltd. share distribution (note 8)	—	—	—	(546)
Balance – end of year	1,222,769	$9,109	1,110,952	$4,671

Preferred Shares
Preferred shares are issuable in a series. If issued, the number of shares in each series, and the designation, rights, privileges, restrictions and conditions attached to the shares will be determined by the Board of Directors of the Company.
Dividend Policy
The Company has paid regular quarterly dividends in each year since 2001. The dividend policy undergoes periodic review by the Board of Directors and is subject to change.
On February 28, 2018, the Board of Directors declared a quarterly dividend of $0.335 per common share, an increase from the previous quarterly dividend of $0.275 per common share. The dividend is payable on April 1, 2018. On March 1, 2017, the Board of Directors declared a quarterly dividend of $0.275 per common share, beginning with the dividend payable on April 1, 2017. On November 2, 2016, the Board of Directors declared a quarterly dividend of $0.25 per common share, beginning with the dividend payable on January 1, 2017. On March 2, 2016, the Board of Directors declared a quarterly dividend of $0.23 per common share, beginning with the dividend payable on April 1, 2016. On March 4, 2015, the Board of Directors declared a quarterly dividend of $0.23 per common share, beginning with the dividend payable on April 1, 2015.
Normal Course Issuer Bid
On May 16, 2017, the Company's application was approved for a Normal Course Issuer Bid to purchase through the facilities of the Toronto Stock Exchange, alternative Canadian trading platforms, and the New York Stock Exchange, up to 27,931,135 common shares, over a 12 month period commencing May 23, 2017 and ending May 22, 2018. During 2017, 2016 and 2015, the Company did not purchase any common shares for cancellation.
Stock Options
The Company’s Option Plan provides for the granting of stock options to employees. Stock options granted under the Option Plan have terms ranging from five to six years to expiry and vest over a five-year period. The exercise price of each stock option granted is determined at the closing market price of the common shares on the Toronto Stock Exchange on the day prior to the grant. Each stock option granted provides the holder the choice to purchase one common share of the Company at the stated exercise price or receive a cash payment equal to the difference between the stated exercise price and the market price of the Company’s common shares on the date of surrender of the stock option.
The Option Plan is a "rolling 9%" plan, whereby the aggregate number of common shares that may be reserved for issuance under the plan shall not exceed 9% of the common shares outstanding from time to time.

The following table summarizes information relating to stock options outstanding at December 31, 2017 and 2016:

	2017		2016
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	58,299	$34.22	74,615	$34.88
Granted	16,052	$42.07	11,002	$34.97
Surrendered for cash settlement	(626)	$33.18	(817)	$34.47
Exercised for common shares	(14,256)	$32.66	(16,284)	$34.31
Forfeited	(3,433)	$37.53	(10,217)	$39.66
Outstanding – end of year	56,036	$36.67	58,299	$34.22
Exercisable – end of year	18,282	$34.25	20,747	$33.75

The range of exercise prices of stock options outstanding and exercisable at December 31, 2017 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$22.90	-	$24.99	3,657	3.03	$22.90	1,116	$22.90
$25.00	-	$29.99	8,390	2.34	$28.72	3,967	$28.57
$30.00	-	$34.99	10,047	1.61	$33.31	5,557	$33.49
$35.00	-	$39.99	13,523	3.29	$37.21	4,190	$35.88
$40.00	-	$44.99	19,417	4.15	$43.60	3,118	$43.55
$45.00	-	$46.74	1,002	3.63	$45.61	334	$45.09
			56,036	3.13	$36.67	18,282	$34.25